Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation

Long-Term Incentive Plan

On May 22, 2018 at the Company’s annual meeting of stockholders, the stockholders of the Company approved an amendment and restatement of the Rosehill Resources Inc. Long-Term Incentive Plan (as amended and restated, the “LTIP”). The purpose of the amendment and restatement was to revise the definition of “Change in Control” included in the LTIP and to remove certain tax provisions that are no longer applicable following the repeal of the “qualified performance-based compensation” exception to the Section 162(m) deduction limitation by the Tax Cuts and Jobs Act. The LTIP permits the grant of a number of different types of equity, equity-based, and cash awards to employees, directors and consultants, as determined by the Compensation Committee of the Board of Directors (the “Compensation Committee”), in its sole discretion. At the plan’s inception, 7,500,000 shares of Class A Common Stock were reserved for issuance under the LTIP.

As of June 30, 2018, the Company has granted restricted stock, restricted stock units and performance share units under the LTIP. Stock based compensation expense for restricted stock and restricted stock units is recognized on a straight-line basis over the requisite service period for each separately vesting tranche of the award as if the award was, in substance, multiple awards. Stock based compensation is included in general and administrative expense on the Company’s Condensed Consolidated Statement of Operations. The stock based compensation expense recognized for the three and six month periods ended June 30, 2018 was $1.8 million and $3.3 million, respectively. The Company did not record any stock based compensation for the three and six months ended June 30, 2017. As of June 30, 2018, 5,574,352 shares of Class A Common Stock remained available for issuance under the LTIP, subject to adjustment pursuant to the plan.

Restricted Stock

Restricted stock granted under the LTIP is issued on the grant date, but is restricted as to transferability until vesting. These restricted shares generally vest on the first anniversary of the date of grant. The following table sets forth the restricted stock transactions for the six months ended June 30, 2018:

	Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding - December 31, 2017	105,666	$7.95
Granted	114,360	7.25
Vested	—	—
Forfeited	—	—
Outstanding - June 30, 2018	220,026	$7.59

As of June 30, 2018, there was $0.8 million of unrecognized compensation cost related to nonvested restricted stock which is expected to be recognized over a weighted-average period of 0.8 years.

Stock-Settled Time-Based Restricted Stock Units

Stock-settled restricted stock units entitle the holder to receive one share of Class A Common Stock for each unit when the unit vests. These restricted stock units vest in three substantially equal installments on the first three anniversaries of the date of grant. The following table sets forth stock-settled time-based restricted stock unit transactions for the six months ended June 30, 2018:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	713,939	$9.88
Granted	509,366	6.61
Vested	(237,970)	9.88
Forfeited	(20,886)	8.30
Nonvested - June 30, 2018	964,449	$8.18

As of June 30, 2018, there was $7.2 million of unrecognized compensation cost related to nonvested restricted stock units which is expected to be recognized over a weighted-average period of 2.2 years.

Market Based Performance Share Units

On March 26, 2018, the Company granted a target number of 432,973 market based performance share units at a fair value of $8.99 per share to certain employees. The market based performance share units cliff vest on December 31, 2020 and will be settled in stock, provided that certain performance criteria are met. The performance criteria applicable to such awards is relative total shareholder return, which measures the Company’s total shareholder return as compared to the total shareholder return of the peer group identified by the Compensation Committee. The Company recognizes compensation expense for the performance share units subject to market conditions regardless of whether it becomes probable that these conditions will be achieved or not and compensation expense is not reversed if vesting does not actually occur. The following table sets forth market based performance share unit transactions for the six months ended June 30, 2018:

	Performance Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	—	$—
Granted	432,973	8.99
Vested	—	—
Forfeited	(5,021)	8.99
Nonvested - June 30, 2018	427,952	$8.99

The grant-date fair value was estimated using a Monte Carlo valuation model. The Monte Carlo valuation model is based on random projections of stock price paths and must be repeated numerous times to achieve a probabilistic assessment. Expected volatility was calculated based on the historical volatility of the common stock, and the risk-free interest rate is based on U.S. Treasury yield curve rates with maturities consistent with the three-year vesting period. The following assumptions were used to value the market based performance awards:

Expected volatility	89.5%
Risk-free interest rate	2.4%
Dividend yield	—%
Expected life (years)	2.77

As of June 30, 2018, there was $3.5 million of unrecognized compensation cost related to shares of market based performance restricted stock units which is expected to be recognized over a weighted average period of 2.5 years.

Cash-Settled Restricted Stock Units

During the six months ended June 30, 2018, the Company granted to employees 98,743 shares of cash-settled restricted stock units. Cash-settled restricted stock units entitle the holder to receive the cash equivalent of one share of common stock for each unit when the unit vests. These restricted stock units grade vest over a three-year period. Cash-settled restricted stock units are classified as liabilities and are remeasured at each reporting date until settled. The stock based compensation expense for cash-settled restricted stock units is recognized on a straight-line basis over the requisite service period for each separately vesting tranche of the award as if the award was, in substance, multiple awards. The following table sets forth cash-settled restricted stock unit transactions for the six months ended June 30, 2018:

	Cash-Settled Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	—	$—
Granted	98,743	6.62
Vested	—	—
Forfeited	(5,021)	6.60
Nonvested - June 30, 2018	93,722	$6.62

As of June 30, 2018, the Company had a liability for cash-settled restricted stock units of $0.1 million based on a closing price of $8.12 on June 29, 2018. As of June 30, 2018, there was $0.7 million of unrecognized compensation cost related to shares of cash-settled restricted stock units which is expected to be recognized over a weighted average period of 2.7 years.

Retirement Benefits

The Company has not maintained, and does not currently maintain, a defined benefit pension plan or nonqualified deferred compensation plan. The Company currently maintains a retirement plan pursuant to which employees are permitted to contribute portions of their base compensation to a tax-qualified retirement account. The Company provides matching contributions equal to 100% of elective deferrals up to 3% of eligible compensation and 50% of elective deferrals from 3% to a maximum of 5% of eligible compensation, subject to the applicable contributions limits. Matching contributions are immediately fully vested. The Company’s matching contributions under the plan totaled $0.1 million and less than $0.1 million for the three months ended June 30, 2018 and 2017, respectively, and $0.2 million and $0.1 million for the six months ended June 30, 2018 and 2017, respectively.

Stock Based Compensation

Long-Term Incentive Plan

On April 27, 2017, the stockholders of the Company approved the Rosehill Resources Inc. Long-Term Incentive Plan (the “LTIP”), which permits the grant of a number of different types of equity, equity-based, and cash awards to employees, directors and consultants including grant options, SARs, restricted stock, restricted stock units, stock awards, dividend equivalents, other stock-based awards, substitute awards, performance awards, or any combination of the foregoing, as determined by the Compensation Committee of the Board of Directors (the "Compensation Committee"), in its sole discretion. The purpose of the LTIP is to provide a means to attract and retain qualified service providers by affording such individuals a means to acquire and maintain stock ownership or awards, the value of which is tied to the performance of the Company. The LTIP also provides additional incentives and reward opportunities designed to strengthen such individuals’ concern for the welfare of the Company and their desire to remain in its employ. At the plan's inception, 7,500,000 shares of Class A Common Stock were available for issuance under the LTIP.

The following table reflects stock based compensation expense recorded for each type of stock based compensation award for the period indicated:

Year ended
December 31, 2017
(In thousands)
Restricted stock	$385
Restricted stock units	723
Service stock awards	136
Total	$1,245

Stock based compensation expense for restricted stock and restricted stock units is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. Stock based compensation is included in general and administrative expense on the Company's consolidated statement of operations.

Restricted Stock

On July 19, 2017, a restricted stock grant of 105,666 shares of Class A Common Stock was awarded to the Company’s non-employee directors pursuant to the LTIP. These shares will fully vest on July 18, 2018. Restricted stock is subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient is no longer a director of the Company for any reason prior to the lapse of the restriction. Stock based compensation costs totaling $0.8 million associated with this award will be recognized over the one-year vesting period.

The following table sets forth the restricted stock transactions for the year ended December 31, 2017:

	Shares of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2017	—	—
Awards granted	105,666	$7.95
Forfeited	—	—
Vested	—	—
Total Restricted Stock December 31, 2017	105,666	$7.95

Restricted Stock Units

On November 9, 2017, the Company granted 713,939 restricted stock units under the LTIP to certain of the Company's employees. Except as otherwise provided in the applicable award agreement, the restricted stock units vest in three equal installments on the first three anniversaries of the date of the closing of the Transaction, subject to continued employment through each such vesting date.

Restricted stock units are subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient is no longer an employee of the Company for any reason prior to the lapse of the restriction. Settlement of the restricted stock units will occur upon vesting or upon expiration of the deferral period by delivering a number of shares of Class A Common Stock equal to the number of restricted stock units. Stock-based compensation costs totaling $7.1 million associated with this award will be recognized over the three-year vesting period.

The following table sets forth the restricted stock unit transactions for the year ended December 31, 2017:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2017	—	—
Awards granted	713,939	$9.88
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2017	713,939	$9.88

Service Stock Awards

On November 9, 2017 the Company granted 13,790 fully vested shares of its Class A Common Stock to certain of the Company's employees as a Service Stock Award under the LTIP. Stock based compensation costs totaling $0.1 million associated with these awards were recognized in the year ended December 31, 2017.

The following table reflects the future stock based compensation expense to be recorded for the awards that were outstanding at December 31, 2017:

	Restricted Stock	Restricted Stock Units
	(In thousands)
2018	$455	$3,225
2019	—	2,347
2020	—	758
Total	$455	$6,330

As of December 31, 2017, there were 6,666,605 shares of Class A Common Stock available for issuance under the LTIP, subject to adjustment pursuant to the plan.

Retirement Benefits

The Company has not maintained, and does not currently maintain, a defined benefit pension plan or nonqualified deferred compensation plan. The Company currently maintains a retirement plan pursuant to which employees are permitted to contribute portions of their base compensation to a tax-qualified retirement account. The Company provides matching contributions equal to 100% of elective deferrals up to 3% of eligible compensation and 50% of elective deferrals from 3% to a maximum of 5% of eligible compensation, subject to the applicable contributions limits. Matching contributions are immediately fully vested. The Company matching contributions under the plan totaled $0.1 million for the years ended December 31, 2017 and 2016.